Assets and Liabilities Held for Sale/Discontinued Operations - Summary of Carrying Amounts of Major Classes of Assets and Liabilities Classified as Held-for-sale (Details) - USD ($) $ in Millions	Sep. 30, 2022	Feb. 22, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	$ 392		$ 1,492	$ 1,085
Total liabilities of discontinued operations classified as held for sale	37		1,103	692
Carrying Amounts Of Liabilities Subject To Compromise Included As Part Of Discontinued Operations [Abstract]
Liabilities subject to compromise		$ 6,237	6,235
NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale			1,103	685
Trade accounts payable			7	0
Amounts due to related parties			12	0
Long-term debt			814	515
Uncertain tax positions			25	0
Other liabilities			90	31
Total liabilities of discontinued operations classified as held for sale			948	546
Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	392		389	400
Trade accounts payable	6		6	4
Long-term debt			0	117
Uncertain tax positions			2	0
Other liabilities			29	25
Total liabilities of discontinued operations classified as held for sale	37		37	146
Jack-up rigs | Predecessor [Member]
Long Lived Assets Held-for-sale [Line Items]
Other liabilities			31
Jack-up rigs | Successor [Member]
Long Lived Assets Held-for-sale [Line Items]
Other liabilities	31
Jack-up rigs | Discontinued Operations [Member]
Carrying Amounts Of Liabilities Subject To Compromise Included As Part Of Discontinued Operations [Abstract]
Liabilities subject to compromise	0		118	0
Cash and cash equivalents | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale			48	35
Cash and cash equivalents | Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	8		19	6
Restricted cash | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale			21	29
Accounts receivable | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale			318	0
Accounts receivable | Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	21		12	15
Intangible drilling contracts | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale			165	0
Intangible drilling contracts | Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	7		0
Drilling units | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale			215	0
Drilling units | Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	339		346	365
Investment in associated companies | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale			239	224
Amount due from related parties | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale			69	387
Deferred tax assets | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale			6	0
Other Assets [Member] | NSNCo [Member]
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale			22	10
Other Assets [Member] | Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Total assets of discontinued operations classified as held for sale	$ 17		$ 12	$ 14